Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of repurchase the financial assets at the transaction’s maturity
	Note	Fixed interest rate per annum	Term	December 31, 2020	December 31, 2021
				RMB	RMB
Repurchase agreements

Funds obtained from
Financial institutions	(i)	8% to 13.2%	Within 4 years	507,620,299	45,250,000

Interest payable
Financial institutions	(i)			956,583	-

Total repurchase agreements				508,576,882	45,250,000

Schedule of carrying amounts of pledged assets
	December 31, 2020	December 31, 2021
	RMB	RMB
Underlying collateral types of gross obligations

Repurchase agreements:

Rights to earnings in the Group’s subordinated tranches of consolidated VIEs	400,000,000	-

Loans principal, interest and financing service fee receivables	108,576,882	45,250,000

Total repurchase agreements	508,576,882	45,250,000

Schedule of contractual maturities of the gross obligations under repurchase agreements
	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31, 2021	-	-	-	45,250,000	45,250,000
As of December 31, 2020	-	37,871,851	111,761,847	358,943,184	508,576,882

Schedule of aggregate annual maturities of long-term borrowing obligations
Other borrowings	Note	Fixed interest rate per annum	Term	December 31, 2020	December 31, 2021
				RMB	RMB
Short-term:

Investors of consolidated VIEs	(i)	6.8% to 11.1%	Less than 1 year	3,491,862,448	4,654,388,213
Senior tranche of trust plan which invests in the Group’s loans portfolio		10.24%	Within 1 years	9,343,996	-

Long-term:
Investors of consolidated VIEs	(i)	6.8% to 11.5%	Within 5 years	2,088,565,691	3,330,334,482

Interest payable to
Investors of consolidated VIEs	(i)			59,897,208	57,169,385

Total				5,649,669,343	8,041,892,080

Schedule of aggregate annual maturities of long-term borrowing obligations
	December 31, 2021
	2022	2023	2024	2025	2026	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	1,388,128,523	760,757,299	503,608,505	20,840,155	657,000,000	3,330,334,482

Schedule of carrying amounts of pledged assets
	December 31, 2020	December 31, 2021
	RMB	RMB

Rights to earnings in the Group’s subordinated tranches of consolidated VIEs	312,080,250	-
Rights to earnings in loans principal, interest and financing service fee receivables	32,578,951	-
Loans principal, interest and financing service fee receivables	292,555,126	64,640,192

Total	637,214,327	64,640,192